Property and Equipment, net (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 77,894	$ 4,133
Accumulated depreciation	(8,032)	(299)
Property, plant and equipment, net	69,862	3,834	0
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,831	1,526
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,231	2,607
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	39,832	0
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 32,000	$ 0